Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Columbia High Yield Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Class A
Trading Symbol	INEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 50	0.97% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 1,387,201,105
Holdings Count | Holding	434
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,387,201,105
Total number of portfolio holdings	434
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of
the
Fund represented
as
a percentage of Fund net
assets
.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%

Columbia High Yield Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Class C
Trading Symbol	APECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 88	1.72% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.72%	[1]
Net Assets	$ 1,387,201,105
Holdings Count | Holding	434
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,387,201,105
Total number of portfolio holdings	434
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%

Columbia High Yield Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	CHYZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 37	0.72% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 1,387,201,105
Holdings Count | Holding	434
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,387,201,105
Total number of portfolio holdings	434
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%

Columbia High Yield Bond Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	RSHRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 33	0.65% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 1,387,201,105
Holdings Count | Holding	434
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,387,201,105
Total number of portfolio holdings	434
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%

Columbia High Yield Bond Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CHYYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 31	0.60% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 1,387,201,105
Holdings Count | Holding	434
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,387,201,105
Total number of portfolio holdings	434
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not
statements
o
f fact, and are subject to change, including
daily
.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not
statements
o
f fact, and are subject to change, including
daily
.
Largest Holdings [Text Block]
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%

Columbia High Yield Bond Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Class R
Trading Symbol	CHBRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 63	1.22% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%	[1]
Net Assets	$ 1,387,201,105
Holdings Count | Holding	434
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,387,201,105
Total number of portfolio holdings	434
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%

Columbia High Yield Bond Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Class S
Trading Symbol	CHYEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of October 2, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 11 (a)	0.72% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 11	[2]
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 1,387,201,105
Holdings Count | Holding	434
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,387,201,105
Total number of portfolio holdings	434
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
CSC Holdings LLC 02/15/2031 3.375%	0.6%

[1]	Annualized.
[2]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.